JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)		Value ($000)
EXCHANGE-TRADED FUNDS — 85.3%
Fixed Income — 4.7%
iShares 20+ Year Treasury Bond ETF	38		4,979
iShares MBS ETF	48		4,910
Vanguard Total International Bond ETF	268		14,070

Total Fixed Income			23,959

International Equity — 23.6%
iShares MSCI EAFE ETF	289		21,304
JPMorgan BetaBuilders Canada ETF (a)	232		16,255
JPMorgan BetaBuilders Developed Asia ex-Japan ETF (a)	192		10,687
JPMorgan BetaBuilders Europe ETF (a)	1,069		58,686
JPMorgan BetaBuilders Japan ETF (a)	284		14,413

Total International Equity			121,345

U.S. Equity — 57.0%
iShares Core S&P 500 ETF	455		206,610
SPDR S&P 500 ETF Trust	193		87,347

Total U.S. Equity			293,957

TOTAL EXCHANGE-TRADED FUNDS (Cost $299,570)			439,261

INVESTMENT COMPANIES — 10.8%
Alternative Assets — 4.1%
Blackstone Alternative Multi-Strategy Fund Class Y Shares *	882		9,186
Marshall Wace UCITS Fund plc (Luxembourg) * (b)	35		7,219
Neuberger Berman Long Short Fund Class Institutional Shares *	266		4,653

Total Alternative Assets			21,058

Fixed Income — 5.7%
JPMorgan Core Bond Fund Class R6 Shares (a)	1,273		14,178
Lord Abbett Short Duration Income Fund Class F3 Shares	3,790		15,273

Total Fixed Income			29,451

U.S. Equity — 1.0%
BlackRock Event Driven Equity Fund Class Institutional Shares	495		4,913

TOTAL INVESTMENT COMPANIES (Cost $52,300)			55,422

COMMON STOCKS — 2.6%
Aerospace & Defense — 0.1%
Airbus SE (France) *	1		97
MTU Aero Engines AG (Germany)	–	(c)	31
Safran SA (France)	1		160

			288

Air Freight & Logistics — 0.0% (d)
DSV A/S (Denmark)	–	(c)	57

Airlines — 0.0% (d)
Ryanair Holdings plc, ADR (Ireland) *	–	(c)	10

Auto Components — 0.0% (d)
Autoliv, Inc., SDR (Sweden)	–	(c)	24
Denso Corp. (Japan)	1		32
Magna International, Inc. (Canada)	1		56
Stanley Electric Co. Ltd. (Japan)	1		17
Sumitomo Rubber Industries Ltd. (Japan)	1		9

			138

Automobiles — 0.0% (d)
Honda Motor Co. Ltd. (Japan)	1		17
Suzuki Motor Corp. (Japan)	1		27
Toyota Motor Corp. (Japan)	6		112

			156

Banks — 0.3%
Australia & New Zealand Banking Group Ltd. (Australia)	2		37
Banco Bilbao Vizcaya Argentaria SA (Spain)	8		47
BNP Paribas SA (France)	1		40
Close Brothers Group plc (United Kingdom)	1		11
DBS Group Holdings Ltd. (Singapore)	4		114
DNB Bank ASA (Norway)	6		139
Erste Group Bank AG (Austria)	1		19
HDFC Bank Ltd., ADR (India)	1		46
ING Groep NV (Netherlands)	9		94
Intesa Sanpaolo SpA (Italy)	23		52
Lloyds Banking Group plc (United Kingdom)	63		38
Mitsubishi UFJ Financial Group, Inc. (Japan)	6		36
National Bank of Canada (Canada)	1		73
Standard Chartered plc (United Kingdom)	3		17
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1		23
Svenska Handelsbanken AB, Class A (Sweden)	4		37
UniCredit SpA (Italy)	1		6
United Overseas Bank Ltd. (Singapore)	3		61

			890

Beverages — 0.1%
Anheuser-Busch InBev SA (Belgium)	1		83
Carlsberg A/S, Class B (Denmark)	1		92
Diageo plc (United Kingdom)	3		133
Kirin Holdings Co. Ltd. (Japan)	1		19
Pernod Ricard SA (France)	–	(c)	51

			378

Biotechnology — 0.0% (d)
BeiGene Ltd., ADR (China) *	–	(c)	49
Genmab A/S (Denmark) *	–	(c)	118

			167

Building Products — 0.0% (d)
Assa Abloy AB, Class B (Sweden)	1		20
Daikin Industries Ltd. (Japan)	–	(c)	31

			51

Capital Markets — 0.1%
Allfunds Group plc (United Kingdom) *	2		19

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Bridgepoint Group plc (United Kingdom) * (e)	4		19
Deutsche Boerse AG (Germany)	–	(c)	20
Euronext NV (Netherlands) (e)	1		70
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	1		64
Julius Baer Group Ltd. (Switzerland)	1		43
London Stock Exchange Group plc (United Kingdom)	2		156
Macquarie Group Ltd. (Australia)	–	(c)	48
Partners Group Holding AG (Switzerland)	–	(c)	21
XP, Inc., Class A (Brazil) *	1		26

			486

Chemicals — 0.1%
Air Liquide SA (France)	1		111
Akzo Nobel NV (Netherlands)	–	(c)	41
Asahi Kasei Corp. (Japan)	8		65
BASF SE (Germany)	1		34
Covestro AG (Germany) (e)	1		30
Givaudan SA (Registered) (Switzerland)	–	(c)	79
Johnson Matthey plc (United Kingdom)	1		33
Kansai Paint Co. Ltd. (Japan)	1		10
Shin-Etsu Chemical Co. Ltd. (Japan)	1		97
Sociedad Quimica y Minera de Chile SA, ADR (Chile)	–	(c)	9
Tosoh Corp. (Japan)	–	(c)	4
Umicore SA (Belgium)	1		28

			541

Communications Equipment — 0.0% (d)
Nokia OYJ (Finland) *	4		25
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	6		56

			81

Containers & Packaging — 0.0% (d)
Amcor plc, CHDI	2		26

Diversified Financial Services — 0.0% (d)
Challenger Ltd. (Australia)	3		17
Element Fleet Management Corp. (Canada)	4		43
Mitsubishi HC Capital, Inc. (Japan)	3		15

			75

Diversified Telecommunication Services — 0.0% (d)
Koninklijke KPN NV (Netherlands)	14		47
KT Corp. (South Korea)	1		23
Nippon Telegraph & Telephone Corp. (Japan)	6		169

			239

Electric Utilities — 0.0% (d)
Enel SpA (Italy)	8		56
Iberdrola SA (Spain)	6		69
Orsted A/S (Denmark) * (e)	–	(c)	30

			155

Electrical Equipment — 0.1%
ABB Ltd. (Registered) (Switzerland)	6		193
Legrand SA (France)	–	(c)	33
Mitsubishi Electric Corp. (Japan)	5		57
Nidec Corp. (Japan)	–	(c)	35
Prysmian SpA (Italy)	1		45

			363

Electronic Equipment, Instruments & Components — 0.1%
Hamamatsu Photonics KK (Japan)	3		155
Keyence Corp. (Japan)	–	(c)	122
Murata Manufacturing Co. Ltd. (Japan)	1		46
Omron Corp. (Japan)	–	(c)	20

			343

Energy Equipment & Services — 0.0% (d)
Worley Ltd. (Australia)	4		39

Entertainment — 0.0% (d)
NetEase, Inc. (China)	–	(c)	7

Equity Real Estate Investment Trusts (REITs) — 0.0% (d)
Great Portland Estates plc (United Kingdom)	3		31
Scentre Group (Australia)	14		33

			64

Food & Staples Retailing — 0.0% (d)
Seven & i Holdings Co. Ltd. (Japan)	1		67
Welcia Holdings Co. Ltd. (Japan)	1		15

			82

Food Products — 0.1%
Barry Callebaut AG (Registered) (Switzerland)	–	(c)	35
Danone SA (France)	–	(c)	12
Nestle SA (Registered) (Switzerland)	3		382
Wilmar International Ltd. (China)	14		50

			479

Gas Utilities — 0.0% (d)
Beijing Enterprises Holdings Ltd. (China)	4		13

Health Care Equipment & Supplies — 0.1%
Alcon, Inc. (Switzerland)	–	(c)	20
Asahi Intecc Co. Ltd. (Japan)	–	(c)	8
Elekta AB, Class B (Sweden)	2		19
Hoya Corp. (Japan)	–	(c)	41
Koninklijke Philips NV (Netherlands)	2		65
Sartorius AG (Preference) (Germany)	–	(c)	34
Siemens Healthineers AG (Germany) (e)	1		54
Straumann Holding AG (Registered) (Switzerland)	–	(c)	77
Terumo Corp. (Japan)	1		20

			338

Health Care Providers & Services — 0.0% (d)
Fresenius SE & Co. KGaA (Germany)	1		42

Hotels, Restaurants & Leisure — 0.0% (d)
Compass Group plc (United Kingdom)	3		59
Flutter Entertainment plc (Ireland) *	–	(c)	6

			65

Household Durables — 0.0% (d)
Panasonic Holdings Corp. (Japan)	4		39
Persimmon plc (United Kingdom)	1		34
Sony Group Corp. (Japan)	1		62

			135

Household Products — 0.0% (d)
Reckitt Benckiser Group plc (United Kingdom)	1		59
Unicharm Corp. (Japan)	1		33

			92

Independent Power and Renewable Electricity Producers — 0.0% (d)
Electric Power Development Co. Ltd. (Japan)	1		17

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)

Industrial Conglomerates — 0.1%
DCC plc (United Kingdom)	–	(c)	32
Hitachi Ltd. (Japan)	–	(c)	10
Jardine Matheson Holdings Ltd. (Hong Kong)	1		35
Melrose Industries plc (United Kingdom)	22		36
Siemens AG (Registered) (Germany)	1		147

			260

Insurance — 0.2%
AIA Group Ltd. (Hong Kong)	17		174
Aon plc, Class A	–	(c)	41
AXA SA (France)	4		103
Definity Financial Corp. (Canada)	–	(c)	9
Direct Line Insurance Group plc (United Kingdom)	6		22
Manulife Financial Corp. (Canada)	2		41
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	–	(c)	98
PICC Property & Casualty Co. Ltd., Class H (China)	32		33
Ping An Insurance Group Co. of China Ltd., Class H (China)	3		17
Sampo OYJ, Class A (Finland)	1		67
Storebrand ASA (Norway)	5		51
Sun Life Financial, Inc. (Canada)	1		79
Tokio Marine Holdings, Inc. (Japan)	1		64
Zurich Insurance Group AG (Switzerland)	–	(c)	72

			871

Interactive Media & Services — 0.0% (d)
Adevinta ASA (France) *	3		26
NAVER Corp. (South Korea)	–	(c)	35
Tencent Holdings Ltd. (China)	2		76
Z Holdings Corp. (Japan)	5		22

			159

Internet & Direct Marketing Retail — 0.0% (d)
Alibaba Group Holding Ltd., ADR (China) *	–	(c)	10
ASOS plc (United Kingdom) *	1		21
Coupang, Inc. (South Korea) *	–	(c)	5
JD.com, Inc., Class A (China) *	–	(c)	2
MercadoLibre, Inc. (Brazil) *	–	(c)	68
THG plc (United Kingdom) *	2		3
Zalando SE (Germany) * (e)	1		29

			138

IT Services — 0.0% (d)
Adyen NV (Netherlands) * (e)	–	(c)	20
Amadeus IT Group SA (Spain) *	1		46
Fujitsu Ltd. (Japan)	–	(c)	30
Nexi SpA (Italy) * (e)	1		7
NTT Data Corp. (Japan)	4		84
Obic Co. Ltd. (Japan)	–	(c)	46

			233

Life Sciences Tools & Services — 0.0% (d)
Evotec SE (Germany) *	1		20

Machinery - 0.0% (d)
Epiroc AB, Class A (Sweden)	2		35
KION Group AG (Germany)	1		40
Knorr-Bremse AG (Germany)	–	(c)	17
SMC Corp. (Japan)	–	(c)	91
THK Co. Ltd. (Japan)	1		18

			201

Media — 0.0% (d)
CyberAgent, Inc. (Japan)	3		40
Nordic Entertainment Group AB, Class B (Sweden) *	–	(c)	14
Stroeer SE & Co. KGaA (Germany)	–	(c)	20
WPP plc (United Kingdom)	4		49

			123

Metals & Mining — 0.1%
Antofagasta plc (Chile)	2		51
BHP Group Ltd. (Australia)	3		98
BHP Group Ltd. (Australia)	1		26
IGO Ltd. (Australia)	9		97
Rio Tinto Ltd. (Australia)	–	(c)	20
Rio Tinto plc (Australia)	–	(c)	26
South32 Ltd. (Australia)	11		41
Vale SA, ADR (Brazil)	1		18

			377

Multiline Retail — 0.0% (d)
B&M European Value Retail SA (United Kingdom)	6		42
Next plc (United Kingdom)	–	(c)	36

			78

Multi-Utilities — 0.0% (d)
Engie SA (France)	10		128
National Grid plc (United Kingdom)	4		57

			185

Oil, Gas & Consumable Fuels — 0.1%
Equinor ASA (Norway)	3		109
Shell plc, ADR (Netherlands)	1		39
TotalEnergies SE (France)	2		124

			272

Paper & Forest Products — 0.0% (d)
Stora Enso OYJ, Class R (Finland)	2		48

Personal Products — 0.1%
L’Oreal SA (France)	–	(c)	183
Pola Orbis Holdings, Inc. (Japan)	–	(c)	5
Unilever plc (United Kingdom)	2		111

			299

Pharmaceuticals — 0.4%
Astellas Pharma, Inc. (Japan)	5		80
AstraZeneca plc (United Kingdom)	2		219
AstraZeneca plc, ADR (United Kingdom)	1		94
Bayer AG (Registered) (Germany)	1		72
Daiichi Sankyo Co. Ltd. (Japan)	1		23
GlaxoSmithKline plc, ADR	1		55
HUTCHMED China Ltd., ADR (China) *	1		21
Ipsen SA (France)	–	(c)	27
Novartis AG (Registered) (Switzerland)	1		107
Novo Nordisk A/S, Class B (Denmark)	2		267
Otsuka Holdings Co. Ltd. (Japan)	1		35
Roche Holding AG (Switzerland)	–	(c)	165
Sanofi (France)	1		118
Shionogi & Co. Ltd. (Japan)	1		76

			1,359

Professional Services — 0.1%
DKSH Holding AG (Switzerland)	1		43
Recruit Holdings Co. Ltd. (Japan)	2		90

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
RELX plc (United Kingdom)	3		90
TechnoPro Holdings, Inc. (Japan)	2		41
Teleperformance (France)	–	(c)	38

			302

Real Estate Management & Development — 0.0% (d)
Altus Group Ltd. (Canada)	–	(c)	15
Mitsui Fudosan Co. Ltd. (Japan)	3		55

			70

Road & Rail — 0.0% (d)
Canadian National Railway Co. (Canada)	–	(c)	16
Central Japan Railway Co. (Japan)	–	(c)	26
TFI International, Inc. (Canada)	1		75

			117

Semiconductors & Semiconductor Equipment — 0.3%
ASML Holding NV (Netherlands)	1		337
Broadcom, Inc.	–	(c)	92
NXP Semiconductors NV (China)	–	(c)	64
Renesas Electronics Corp. (Japan) *	2		22
STMicroelectronics NV (Singapore)	2		88
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	2		212
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	8		164
Tokyo Electron Ltd. (Japan)	–	(c)	100

			1,079

Software — 0.0% (d)
Atlassian Corp. plc, Class A *	–	(c)	32
AVEVA Group plc (United Kingdom)	1		27
Dassault Systemes SE (France)	–	(c)	10
Nice Ltd., ADR (Israel) *	–	(c)	24
SAP SE (Germany)	1		143

			236

Specialty Retail — 0.0% (d)
Industria de Diseno Textil SA (Spain)	3		61
Kingfisher plc (United Kingdom)	15		49
Nitori Holdings Co. Ltd. (Japan)	–	(c)	38

			148

Technology Hardware, Storage & Peripherals — 0.0% (d)
Samsung Electronics Co. Ltd. (South Korea)	2		94

Textiles, Apparel & Luxury Goods — 0.1%
adidas AG (Germany)	–	(c)	27
China Hongxing Sports Ltd. (China) * ‡	755		–	(c)
Cie Financiere Richemont SA (Registered) (Switzerland)	–	(c)	40
Dr. Martens plc (United Kingdom)	4		13
EssilorLuxottica SA (France)	1		177
Hermes International (France)	–	(c)	85
Kering SA (France)	–	(c)	167
LVMH Moet Hennessy Louis Vuitton SE (France)	–	(c)	78
Moncler SpA (Italy)	1		37
Samsonite International SA * (e)	8		17

			641

Thrifts & Mortgage Finance — 0.0% (d)
Housing Development Finance Corp. Ltd. (India)	1		35

Tobacco — 0.0% (d)
British American Tobacco plc (United Kingdom)	3		116

Trading Companies & Distributors — 0.0% (d)
Ashtead Group plc (United Kingdom)	1		55
Bunzl plc (United Kingdom)	1		28
Mitsubishi Corp. (Japan)	2		78
Sumitomo Corp. (Japan)	2		42

			203

Wireless Telecommunication Services — 0.0% (d)
America Movil SAB de CV, Class L, ADR (Mexico)	1		29
SoftBank Group Corp. (Japan)	1		22
Vodafone Group plc, ADR (United Kingdom)	3		49

			100

TOTAL COMMON STOCKS (Cost $8,550)			13,581

	No. of Warrants (000)
WARRANTS — 0.0% (d)
Textiles, Apparel & Luxury Goods — 0.0% (d)
Cie Financiere Richemont SA expiring 11/22/2023, price 67.00 USD (Switzerland) * (Cost $–)	1		1

	Shares (000)
SHORT-TERM INVESTMENTS — 1.4%
INVESTMENT COMPANIES — 1.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.29% (a) (f) (Cost $7,267)	7,266		7,267

Total Investments — 100.1% (Cost $367,687)			515,532
Liabilities in Excess of Other Assets — (0.1)%(g)			(464)

Net Assets — 100.0%			515,068

Percentages indicated are based on net assets.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY AS OF MARCH 31, 2022	PERCENT OF TOTAL INVESTMENTS
United States	94.6%
Luxembourg	1.4
Others (each less than 1.0%)	2.6
Short-Term Investments	1.4

Abbreviations

ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SDR	Swedish Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts
UCITS	Undertakings for Collective Investment in Transferable Securities
USD	United States Dollar

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The fund’s investment objective is to provide absolute return and is generally subject to a two day redemption notice period.
(c)	Amount rounds to less than one thousand.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(f)	The rate shown is the current yield as of March 31, 2022.
(g)	A portion of the Fund’s cash is held by the subsidiary.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of certain underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

Access Growth Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$288	$—		$288
Air Freight & Logistics	—	57	—		57
Airlines	10	—	—		10
Auto Components	56	82	—		138
Automobiles	—	156	—		156
Banks	119	771	—		890
Beverages	—	378	—		378
Biotechnology	49	118	—		167
Building Products	—	51	—		51
Capital Markets	45	441	—		486
Chemicals	9	532	—		541
Communications Equipment	—	81	—		81
Containers & Packaging	—	26	—		26
Diversified Financial Services	43	32	—		75
Diversified Telecommunication Services	—	239	—		239
Electric Utilities	—	155	—		155
Electrical Equipment	—	363	—		363
Electronic Equipment, Instruments & Components	—	343	—		343
Energy Equipment & Services	—	39	—		39
Entertainment	—	7	—		7
Equity Real Estate Investment Trusts (REITs)	—	64	—		64
Food & Staples Retailing	—	82	—		82
Food Products	—	479	—		479
Gas Utilities	—	13	—		13
Health Care Equipment & Supplies	—	338	—		338
Health Care Providers & Services	—	42	—		42
Hotels, Restaurants & Leisure	—	65	—		65
Household Durables	—	135	—		135
Household Products	—	92	—		92
Independent Power and Renewable Electricity Producers	—	17	—		17
Industrial Conglomerates	35	225	—		260
Insurance	170	701	—		871
Interactive Media & Services	—	159	—		159
Internet & Direct Marketing Retail	83	55	—		138
IT Services	—	233	—		233
Life Sciences Tools & Services	—	20	—		20
Machinery	—	201	—		201
Media	—	123	—		123
Metals & Mining	116	261	—		377
Multiline Retail	—	78	—		78
Multi-Utilities	—	185	—		185
Oil, Gas & Consumable Fuels	39	233	—		272
Paper & Forest Products	—	48	—		48
Personal Products	—	299	—		299
Pharmaceuticals	170	1,189	—		1,359
Professional Services	—	302	—		302
Real Estate Management & Development	15	55	—		70
Road & Rail	91	26	—		117
Semiconductors & Semiconductor Equipment	368	711	—		1,079
Software	56	180	—		236
Specialty Retail	—	148	—		148
Technology Hardware, Storage & Peripherals	—	94	—		94
Textiles, Apparel & Luxury Goods	—	641	—	(a)	641
Thrifts & Mortgage Finance	—	35	—		35
Tobacco	—	116	—		116
Trading Companies & Distributors	—	203	—		203
Wireless Telecommunication Services	78	22	—		100

Total Common Stocks	1,552	12,029	—	(a)	13,581

Exchange-Traded Funds	439,261	—	—		439,261
Investment Companies	48,203	—	—		48,203
Warrants	1	—	—		1
Short-Term Investments
Investment Companies	7,267	—	—		7,267

Total Investments in Securities	$496,284	$12,029	$—	(a)	$508,313

As of March 31, 2022, certain investments companies with a fair value of $7,219, have not been categorized in the fair value hierarchy as these investment companies are measured using the NAV per share as a practical expedient.

(a)	Amount rounds to less than one thousand.

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Canada ETF (a)	$15,773	$401	$1,210	$237	$1,054	$16,255	232	$264	$—
JPMorgan BetaBuilders Developed Asia ex-Japan ETF (a)	9,734	1,893	499	(34)	(407)	10,687	192	487	—
JPMorgan BetaBuilders Europe ETF (a)	56,904	7,808	2,000	(24)	(4,002)	58,686	1,069	1,028	—
JPMorgan BetaBuilders Japan ETF (a)	18,797	3,500	6,307	(74)	(1,503)	14,413	284	429	—
JPMorgan Core Bond Fund Class R6 Shares (a)	20,294	4,900	9,651	(312)	(1,053)	14,178	1,273	295	156
JPMorgan High Yield Fund Class R6 Shares (a)	10,482	—	10,089	1,337	(1,730)	—	—	278	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.29% (a) (b)	6,055	101,071	99,857	(2)	—	7,267	7,266	3	—

Total	$138,039	$119,573	$129,613	$1,128	$(7,641)	$121,486		$2,784	$156

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.